CONVERTIBLE DEBENTURES	12 Months Ended
Oct. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

6.           CONVERTIBLE DEBENTURES

Convertible Debenture due September 2016

In September 2012, the Company received aggregate gross proceeds of $750,000 from the issuance of 8% convertible debentures due September 12, 2016 in a private placement, of which $300,000 was sold to the Company’s current Chairman and then Chief Executive Officer and one other director of the Company.  The debentures paid interest quarterly and were convertible into shares of our common stock at a conversion price of $0.092 per share on or before September 12, 2016.  The Company recorded a discount to the carrying amount of the debentures of approximately $717,000 related to the debentures’ beneficial conversion feature.  The Company was permitted to prepay the debentures at any time without penalty upon 30 days prior notice.  The Company also had the option to pay interest on the debentures in common stock.  During the second quarter of fiscal 2013, the entire $750,000 principal amount of these debentures were converted into 8,152,170 shares of common stock and an additional 100,725 shares were issued in payment of approximately $9,300 of accrued interest through the conversion date.  The conversion of the debentures resulted in a charge to interest expense of approximately $717,000 during the second quarter of fiscal 2013.

Convertible Debenture due January 2015

In January 2013, the Company received aggregate gross proceeds of $1,765,000 from the issuance of 8% convertible debentures due January 25, 2015 (“Convertible Debenture due January 2015”), of which $250,000 was received from our current President, Chief Executive Officer and director, and two other directors of the Company. The debentures paid interest quarterly and were convertible into shares of our common stock at a conversion price of $0.15 per share on or before January 25, 2015. The embedded conversion feature had certain weighted average anti-dilution protection provisions which would be triggered if the Company issues its common stock, or certain common stock equivalents, (as defined) at a price below $0.15 per share.  The Company had the option to pay any interest on the debentures in common stock based on the average of the closing prices of  our common stock for the 10 trading days immediately preceding the interest payment date. The Company also had the option to pay any interest on the debentures with additional debentures.  The Company had the right to prepay the debentures at any time without penalty upon 30 days prior notice but only if the sales price of the common stock is at least $.30 for 20 trading days in any 30-day trading period ending no more than 15 days before the Company’s prepayment notice.  In conjunction with the issuance of the debentures, the Company issued warrants (the “Convertible Debenture Warrant”) to purchase 5,882,745 shares of its common stock.  Each warrant grants the holder the right to purchase one share of the Company’s common stock at the purchase price of $0.30 per share on or before January 25, 2016. The Convertible Debenture Warrant may be exercised on a cashless basis only if there is not an effective registration statement covering such shares.

The Company determined, based upon authoritative guidance, that the conversion feature embedded within the Convertible Debenture due January 2015 should be valued separately and bifurcated from the host instrument and accounted for as a free-standing derivative liability and that the Convertible Debenture Warrant should also be valued and accounted for separately as an equity instrument.

The Company determined the fair value of each of the three elements included within the Convertible Debenture due January 2015.  The debenture portion (without the conversion feature) bearing interest at 8% was determined to be a debt instrument with a fair value of $1,490,000.  The embedded conversion feature was determined to be a derivative liability with a fair value of $1,180,000.  The Convertible Debenture Warrant was determined to be an equity instrument with a fair value of $370,000.  The Company determined the fair value of each of these instruments based upon the assumptions and methodologies as discussed below.

Since the Convertible Debenture Warrant was determined to be an equity instrument, the Company first computed the relative fair value of the Convertible Debenture due January 2015 (including the value of its conversion feature) with a fair value of $2,670,000 and the Convertible Debenture Warrant with a fair value of $370,000.   Accordingly, the relative fair value of the Convertible Debenture Warrant and the Convertible Debenture due January 2015 (including the value of its conversion feature) was determined to be $214,819 and $1,550,181, respectively.  Then, from the relative fair value of the Convertible Debenture due January 2015, the Company deducted in full the fair value of the embedded conversion feature of $1,180,000.   The discount of $1,394,819 applied to the face value of the Convertible Debenture due January 2015 consists of the sum of the relative fair value of the Convertible Debenture Warrant of $214,819 and the full value of the bifurcated conversion option derivative liability of $1,180,000.  The Convertible Debenture due January 2015 was recorded at a net value of $370,181, representing its face value of $1,765,000, less aggregate discounts for the derivative liability and warrant of $1,394,819, as summarized in the table below.

Face value of Convertible Debenture due January 2015		$1,765,000
Fair value of embedded conversion feature	$1,180,000
Relative fair value of Convertible Debenture Warrant	214,819
Discount	$1,394,819	(1,394,819)
Proceeds attributable to the Convertible Debenture due January 2015		$370,181

Accordingly, the Company accounted for the full amount of the discount as an offset to the Convertible Debenture due January 2015, amortizable under the effective interest method over the term of the debenture.

The Company calculated the fair value of the embedded conversion feature of the Convertible Debenture due January 2015 using a Monte Carlo simulation, with the observable assumptions as provided in the table below. The significant unobservable inputs used in the fair value measurement of the reporting entity’s embedded conversion feature are expected stock prices, levels of trading and liquidity of the Company stock, probability of default of the host instrument, and loss severity in the event of such default. Significant increases in the expected stock prices and expected liquidity would result in a significantly higher fair value measurement. Significant increases in either the probability or severity of default of the host instrument would result in a significantly lower fair value measurement.

As of January 25, 2013

Stock price on valuation date	$0.21
Conversion price	$0.15
Stock premium for liquidity	57%
Term (years)	2.00
Expected volatility	110%
Weighted average risk-free interest rate	0.3%
Trials	100,000
Aggregate fair value	$1,180,000

The Company calculated the fair value of the Convertible Debenture Warrant issued on January 25, 2013 using the Black-Scholes option pricing model with the following assumptions:

As of January 25, 2013

Stock price on valuation date	$0.21
Exercise price	$0.30
Stock premium for liquidity	38%
Term (years)	3.00
Warrant exercise trigger price	41%
Expected volatility	95%
Weighted average risk-free interest rate	0.4%
Number of warrants	5,882,745
Aggregate fair value	$370 ,000

The Company determined the fair value of the Convertible Debenture due January 2015 by preparing an analysis of discounted cash flows, using a discount rate of 18.6%, which the Company deemed appropriate given the Company’s current risk scenarios.

In connection with the Convertible Debenture due January 2015, the Company provided compensation to the placement agent consisting of a cash fee of $41,400 and a warrant for the purchase of 276,014 shares of the Company’s common stock (“Placement Agent Warrant”).  The terms of the Placement Agent Warrant are identical to the terms of the Convertible Debenture Warrant, and using Black-Scholes, upon issuance, was determined to have a fair value of $17,360. Assumptions for the valuation of the Placement Agent Warrant were identical to those provided above for the Convertible Debenture Warrant.  In addition, issuance costs included legal fees of approximately $25,000.

The sum of the issuance costs was $83,760, and this cost was allocated as provided below:

Attributable to:	Accounting Treatment	Amount
The embedded conversion feature (derivative)	Expensed as incurred	$55,999
The 8% Convertible Debenture Warrant	Charged to additional paid-in capital	10,194

The 8% Convertible Debenture	Recorded as deferred issuance costs and amortized under the interest method over the term of the 8% Convertible Debenture	17,567
Total		$83,760

             In connection with the issuance of the Convertible Debenture due January 2015, on April 24, 2013, the Company prepared and filed a registration statement registering for resale the shares of its common stock which may be issued upon the conversion of the debenture consistent with the terms and conditions of the registration rights agreement the Company entered into with the holders of the registrable shares listed above. The registration statement was declared effective by the SEC on June 19, 2013.

The Company has agreed to maintain the effectiveness of the registration statement through the earlier of three years from the date of the issuance of the Convertible Debenture due January 2015 or until Rule 144 of the Securities Act is available to the holders to allow them to sell all of their registrable securities thereunder.

The derivative liability related to the embedded conversion feature was revalued at each reporting period as well as on the date of all conversions, as discussed, below.

As of October 31, 2013, the Company determined the fair value of the derivative liability to be $540,000, and accordingly, during the year ended October 31, 2013, the Company recorded a gain on the change in the fair value of the derivative liability of approximately $475,000.  As of October 31, 2014, the Company determined the fair value of the derivative liability to be $-0-, as the full value of the Convertible Debenture due January 2015 was converted and/or repaid in full during the year ended October 31, 2014 and accordingly, during the year ended October 31, 2014, the Company recorded a loss on the change in the fair value of the derivative of approximately $1,131,000.

As of October 31, 2013, the Company calculated the fair value of the embedded conversion feature of the Convertible Debenture due January 2015 using a Monte Carlo simulation, with the observable assumptions as provided in the table below.  The significant unobservable inputs used in the fair value measurement of the reporting entity’s embedded conversion feature are expected stock prices, levels of trading and liquidity of the Company stock, probability of default of the host instrument, and loss severity in the event of such default.  Significant increases in the expected stock prices and expected liquidity would result in a significantly higher fair value measurement.  Significant increases in either the probability or severity of default of the host instrument would result in a significantly lower fair value measurement.

As of October 31, 2013

Stock price on valuation date	$0.195
Conversion price	0.15
Stock premium for liquidity	42%
Term (years)	1.25
Expected volatility	115%
Weighted average risk-free interest rate	0.3%
Trials	100,000
Aggregate fair value	$540,000

 The fair value of the derivative liability associated with the conversions and repayments of the Convertible Debenture due January 2015 was approximately $1,671,000 immediately prior to the conversions and repayments.

As of April 30, 2014, the Convertible Debenture due January 2015 was extinguished in full.  However, the Company needed to determine the fair value of the derivative liability for the embedded conversion feature immediately prior to the conversion, in order to determine the change in the fair value of the derivative for the period. The Company determined to measure the derivative immediately prior to the conversion at its intrinsic value, since this method most fairly measured the value of the derivative liability. The intrinsic value computation is provided below.

As of April 30, 2014

Stock price used for valuation	$0.34
6,667 shares issued per $1,000 face value
Aggregate intrinsic value of the $1,150,000 of principal outstanding on April 30, 2014, immediately prior to conversion and repayment	$1,456,797

The amortization of debt discount related to the Convertible Debenture due January 2015 was approximately $233,000 and $273,000, for the years ended October 31, 2014 and 2013, respectively.

            During the year ended October 31, 2013, holders of $325,000 and $5,878 of principal and interest, respectively, of the Convertible Debenture due January 2015, converted their holdings into an aggregate of 2,166,775 and 20,125 shares of Common Stock.  During the year ended October 31, 2014, holders of $1,240,000 and $9,000 of principal and interest, respectively, of the Convertible Debenture due January 2015, converted their holdings into an aggregate of 8,267,080 and 29,633 shares of common stock and holders of $200,000 of principal of the Convertible Debenture due January 2015 consented to prepayment (without conversion) of obligations to them under the instrument’s prepayment provisions. During the years ended October 31, 2014 and 2013, in connection with these conversions and prepayments, the Company recorded losses on extinguishment of debt in the amounts of $482,915 and $343,517, respectively.  These losses represent the excess of the fair value of Common Stock on the date of conversion over the net book value of the debt on the date of conversion.  Since the conversion feature on the Convertible Debenture due January 2015 was determined to be a derivative liability, the net book value includes both the value of the debt, net of discount, and the portion of the derivative liability related to its conversion feature.

The loss on extinguishment of debt was calculated as follows:

	Year Ended October 31, 2014	Year Ended October 31, 2013

Face value of debt converted	$1,440,000	$325,000
Less: discount	(658,232)	(229,964)
Plus: fair value of derivative liability	1,670,704	164,811
Net book value of debt converted	$2,452,472	$259,847
Fair value of common stock issued	2,935,387	603,364
Loss on extinguishment of debt	$(482,915)	$(343,517)

Convertible Debenture due November 2016

 In November 2013, the Company received aggregate gross proceeds of $3,500,000 from the issuance of 6% convertible debentures due November 11, 2016 (“Convertible Debenture due November 2016”). The debentures paid interest annually and were convertible into shares of our common stock at a conversion price of $0.1892 per share on or before November 11, 2016.  The embedded conversion feature had certain weighted average anti-dilution protection provisions which would be triggered if the Company issues its common stock, or certain common stock equivalents, (as defined) at a price below $0.142 per share.  The Company had the option to pay any interest on the debentures in common stock based on 90% of the volume weighted average closing sales price of our common stock for the 30 trading days immediately preceding the interest payment date.  In conjunction with the issuance of the debentures, the Company issued warrants (the “Convertible Debenture Warrant”) to purchase 9,249,472 shares of its common stock.  Each warrant granted the holder the right to purchase one share of the Company’s common stock at an initial fixed purchase price of $0.3784 per share (see discussion below of amendment to warrant exercise price) on or before November 11, 2016.  The Convertible Debenture Warrant may be exercised on a cashless basis only if there is not an effective registration statement covering such shares.

  The Company determined, based upon authoritative guidance, that the conversion feature embedded within the Convertible Debenture due November 2016 should be valued separately and bifurcated from the host instrument and accounted for as a free-standing derivative liability and that the Convertible Debenture Warrant should also be valued and accounted for separately as an equity instrument.

The Company determined the fair value of each of the three elements included within the Convertible Debenture due November 2016. The debenture portion (without the conversion feature) bearing interest at 6% was determined to be a debt instrument with a fair value of $2,710,000.  The embedded conversion feature was determined to be a derivative liability with a fair value of $1,570,000. The Convertible Debenture Warrant was determined to be an equity instrument with a fair value of $740,000. The Company determined the fair value of each of these instruments based upon the assumptions and methodologies as discussed below.

Since the Convertible Debenture Warrant was determined to be an equity instrument, the Company first computed the relative fair value of the Convertible Debenture due November 2016 (including the value of its conversion feature) with a fair value of $4,280,000 and the Convertible Debenture Warrant with a fair value of $740,000.   Accordingly, the relative fair value of the Convertible Debenture Warrant and the Convertible Debenture due November 2016 (including the value of its conversion feature) was determined to be $515,936 and $2,984,064, respectively.  Then, from the relative fair value of the Convertible Debenture due November 2016, the Company deducted in full the fair value of the embedded conversion feature of $1,570,000.  The discount of $2,085,936 applied to the face value of the Convertible Debenture due November 2016 consists of the sum of the relative fair value of the Convertible Debenture Warrant of $515,936 and the full value of the bifurcated conversion option derivative liability of $1,570,000.  The Convertible Debenture due November 2016 was recorded at a net value of $1,414,064, representing its face value of $3,500,000, less aggregate discounts for the derivative liability and warrant of $2,085,936, as summarized in the table below.

Face value of Convertible Debenture due November 2016		$3,500,000
Fair value of embedded conversion feature	$1,570,000
Relative fair value of Convertible Debenture Warrant	515,936
Discount	$2,085,936	(2,085,936)
Proceeds attributable to the Convertible Debenture due November 2016		$1,414,064

Accordingly, the Company accounted for the full amount of the discount as an offset to the Convertible Debenture due November 2016, amortizable under the effective interest method over the term of the debenture.

The Company calculated the fair value of the embedded conversion feature of the Convertible Debenture due November 2016 using a Monte Carlo simulation, with the observable assumptions as provided in the table below. The significant unobservable inputs used in the fair value measurement of the reporting entity’s embedded conversion feature are expected stock prices, levels of trading and liquidity of the Company stock, probability of default of the host instrument, and loss severity in the event of such default. Significant increases in the expected stock prices and expected liquidity would result in a significantly higher fair value measurement. Significant increases in either the probability or severity of default of the host instrument would result in a significantly lower fair value measurement.

As of November 11, 2013

Stock price on valuation date	$0.20
Conversion price	$0.189
Discount for lack of marketability	35.5%
Term (years)	3.00
Expected volatility	102.8%
Weighted average risk-free interest rate	0.62%
Trials	100,000
Aggregate fair value	$1,570,000

 The Company calculated the fair value of the Convertible Debenture Warrant issued on November 11, 2013 using a Black Scholes Model, with the observable assumptions as provided in the table below. The significant unobservable inputs used in the fair value measurement of the reporting entity’s warrant value are expected stock prices, levels of trading and liquidity of the Company stock, probability of default of the host instrument, and loss severity in the event of such default. Significant increases in the expected stock prices and expected liquidity would result in a significantly higher fair value measurement. Significant increases in either the probability or severity of default of the host instrument would result in a significantly lower fair value measurement:

As of November 11, 2013

Stock price on valuation date	$0.20
Exercise price	$0.378
Discount for lack of marketability	22%
Term (years)	3.00

Expected volatility	102.8%
Weighted average risk-free interest rate	0.6%
Number of warrants	9,249,472
Aggregate fair value	$740,000

The Company determined the fair value of the Convertible Debenture due November 2016 by preparing an analysis of discounted cash flows, using a discount rate of 16.0%, which the Company deemed appropriate given the Company’s current risk scenarios.

In connection with the issuance of the Convertible Debenture due November 2016, the Company incurred legal costs which were allocated as provided below:

Attributable to:	Accounting Treatment	Amount

The embedded conversion feature (derivative)	Expensed as incurred	$8,593
The 8% Convertible Debenture Warrant	Charged to additional paid-in capital	2,824

The 8% Convertible Debenture	Recorded as deferred issuance costs and amortized under the interest method over the term of the 8% Convertible Debenture	7,739
Total		$19,156

            In connection with the issuance of the Convertible Debenture due November 2016, on February 7, 2014, the Company prepared and filed a registration statement registering for resale the shares of its common stock which may be issued upon the conversion of the debenture and exercise of the warrant consistent with the terms and conditions of the debenture agreement the Company entered into with the holders of the registrable shares listed above.

            The Company has agreed to maintain the effectiveness of the registration statement through the earlier of three years from the date of the issuance of the Convertible Debenture due November 2016 or until Rule 144 of the Securities Act is available to the holders to allow them to sell all of their registrable securities thereunder.

On September 9, 2014, holders of $3,500,000 and approximately $173,000 of principal and interest, respectively, of the Convertible Debenture due November 2016, converted their holdings into an aggregate of 18,498,943 shares of common stock the (“Conversion Common Stock”).   In addition, the Company exchanged and reissued the warrant for the purchase of 9,249,472 shares of common stock, and upon the reissuance, lowered the exercise price to $0.31 per share.   There was no change to the term of the warrant.

Immediately after the conversion, the holders exchanged 15,978,943 shares of the Conversion Common Stock into 3,500 shares of Series A Convertible Preferred Stock. Shortly thereafter, the Company retired and cancelled the 15,978,943 shares of common stock received in the exchange.

In connection with this conversion, the Company recorded a loss on conversion/exchange of approximately $2,216,000, as summarized below. This loss represents the excess of the fair value of the common stock issued, net of the shares of common stock exchanged for the issuance of 3,500 shares of Series A Convertible Preferred Stock, plus the fair value of the Series A Convertible Preferred Stock, on the date of the conversion, over the net book value of the debt on the date of conversion. Since the conversion feature on the Convertible Debenture due November 2016 was determined to be a derivative liability, the net book value includes the value of the debt, net of debt discount and deferred issuance costs, plus accrued interest and the derivative liability related to the conversion feature (after being marked to market) on the conversion date, and the change in the fair value of the warrant on the date of the conversion. Because the conversion rate of the Series A Convertible Preferred Stock of $0.1892 per share was less than the Company’s closing stock price on the date of this transaction, the Company determined that the Series A Convertible Preferred Stock contained a bifurcated conversion feature. The bifurcated conversion feature was recorded in additional paid-in-capital as a result of the Company’s accumulated deficit.

The loss on extinguishment of debt was determined as follows:

Securities extinguished:
Face value of convertible debenture converted	$3,500,000
Less: debt discount	(1,684,801)
Less: deferred issuance costs	(7,739)
Plus: accrued interest	173,833
Plus: fair value of derivative liability	1,032,241
Plus: fair value of warrant exchanged in connection with the conversion	805,000
Net book value of converted debenture, accrued interest, derivative liability and warrant exchanged	3,818,534

Securities issued in conversion/exchange:
Fair value of 2,520,000 shares of common stock issued, net (18,498,943 shares of Conversion Common Stock issued, less 15,978,943 shares exchanged for 3,500 shares of Series A Convertible Preferred Stock)	617,400
Fair value of 3,500 shares of Series A Convertible Preferred Stock (based on a stated value per share of $1,000 and a conversion rate of $0.1892)	4,532,241
Fair value of warrant issued September 9, 2014	885,000
Subtotal of securities issued in conversion/exchange	6,034,641
(Loss) on conversion/exchange	$(2,216,107)

On September 9, 2014, the Convertible Debenture due November 2016 was extinguished in full.  The Company needed to determine the fair value of the derivative liability for the embedded conversion feature immediately prior to the conversion, in order to determine the change in the fair value of the derivative for the period. The Company determined to measure the derivative immediately prior to the conversion at its intrinsic value, since this method most fairly measured the value of the derivative liability. The intrinsic value computation is provided below.

On September 9, 2014

Stock price used for valuation	$0.245
5,285 shares issued per $1,000 of face value
Aggregate gross intrinsic value of the $3,500,000 of principal outstanding on September 8, 2014, immediately prior to conversion	4,532,241
Less the face value of the convertible debenture	(3,500,000)
Intrinsic value of the derivative conversion feature	$1,032,241

The derivative liability related to the embedded conversion feature was revalued at each reporting period as well as on the date of all conversions. The value of the derivative liability associated with the conversion of the Convertible Debenture due November 2016 during the year ended October 31, 2014 was approximately $1,032,000. As of October 31, 2014, the Company determined the fair value of the derivative liability to be $-0-, as the full value of the Convertible Debenture due November 2016 was converted in full during the year ended October 31, 2014.  During the year ended October 31, 2014 and 2013, the Company recorded losses on the change in fair value of the derivative liability of approximately $538,000 and $0, respectively.

The Company calculated the fair value of the embedded conversion feature of the Convertible Debenture due November 2016 using a Monte Carlo simulation. The significant unobservable inputs used in the fair value measurement of the reporting entity’s embedded conversion feature are expected stock prices, levels of trading and liquidity of the Company stock, probability of default of the host instrument, and loss severity in the event of such default.  Significant increases in the expected stock prices and expected liquidity would result in a significantly higher fair value measurement. Significant increases in either the probability or severity of default of the host instrument would result in a significantly lower fair value measurement.

The amortization of debt discount related to the Convertible Debenture due November 2016 for the years ended October 31, 2014 and 2013 was approximately $401,000 and $0, respectively.